Cover Page	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	40-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	AKU
Entity Registrant Name	AKUMIN INC.
Entity Central Index Key	0001776197
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
Document Annual Report	true
Document Registration Statement	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	70,178,428
Amendment Description	Akumin Inc. (the “Company” or the “Registrant”) is a “foreign private issuer” as defined in Rule 3b-4 under Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a Canadian issuer eligible to file its annual report (“Annual Report”) pursuant to Section 13 of the Exchange Act on Form 40-F pursuant to the multi-jurisdictional disclosure system (the “MJDS”) adopted by the United States Securities and Exchange Commission (the “SEC”). The Company’s common shares are listed on the Toronto Stock Exchange and the Nasdaq Global Select Market (“Nasdaq”) under the trading symbol “AKU”. The Registrant is permitted under MJDS to file with this Annual Report certain reports and other information prepared in accordance with Canadian disclosure requirements, which are different from those of the United States. On October 1, 2020, the Registrant adopted United States generally accepted accounting principles (“U.S. GAAP”). The Registrant’s Audited Consolidated Financial Statements for the year ended December 31, 2020, filed as Exhibit 99.6 to this Annual Report, including required comparative information for 2019, have been prepared in accordance with U.S. GAAP. The financial information for the year ended December 31, 2020 included in the Annual Information Form of the Company for the year ended December 31, 2020 (the “AIF”), filed as Exhibit 99.4 to this Annual Report, is prepared in accordance with U.S. GAAP.
Entity Address, State or Province	FL
ICFR Auditor Attestation Flag	false